Cover	Mar. 27, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 27, 2023
Entity File Number	001-40077
Entity Registrant Name	Quadro Acquisition One Corp.
Entity Central Index Key	0001825962
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	2685 Nottingham Avenue
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90027
City Area Code	(302)
Local Phone Number	738-6680
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A Ordinary Share and one-third of one Redeemable Warrant
Title of 12(b) Security	Units, each consisting of one Class A Ordinary Share and one-third of one Redeemable Warrant
Trading Symbol	QDROU
Security Exchange Name	NASDAQ
Class A Ordinary Shares, par value $0.001 per share
Title of 12(b) Security	Class A Ordinary Shares, par value $0.001 per share
Trading Symbol	QDRO
Security Exchange Name	NASDAQ
Redeemable Warrants, each whole warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50, subject to adjustment
Title of 12(b) Security	Redeemable Warrants, each whole warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50, subject to adjustment
Trading Symbol	QDROW
Security Exchange Name	NASDAQ